Warrant liability - Summary of Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants outstanding (in shares)	3,391,844	3,417,840	3,779,245	2,842,309
Weighted average remaining contractual life (years)	1 year 9 months 4 days
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 1.07
Number of warrants outstanding (in shares)	115,844
Weighted average remaining contractual life (years)	1 year 2 months 9 days
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 4.70
Number of warrants outstanding (in shares)	945,000
Weighted average remaining contractual life (years)	1 year 4 months 2 days
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 7.10
Number of warrants outstanding (in shares)	2,331,000
Weighted average remaining contractual life (years)	1 year 11 months 16 days